Share-Based Compensation and Other Compensation Arrangements - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Life	6 years 9 months 18 days	6 years 7 months 6 days
Expected Volatility	36.60%	37.80%
Risk Free Interest Rate	2.00%	1.30%
Granted date fair value (in dollars per share)	$ 83.04	$ 74.63